                                 UNITED STATES
                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.    Name and address of issuer:
       Permanent Portfolio Family of Funds, Inc.
       600 Montgomery Street, 27th Floor
       San Francisco, California  94111-2702

2.    The  name  of  each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):  [X]

3.    Investment Company Act File Number:   811-3379

      Securities Act File Number:            2-75661

4(a). Last day of fiscal year for which this Form is filed:  January 31, 2009

4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
          (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [ ] Check box if this is the last time the issuer will be filing this
          Form.

5.    Calculation of registration fee:

      (i)    Aggregate sale price of securities sold during
             the fiscal year pursuant to section 24(f):          $3,877,746,709
                                                                 --------------
      (ii)   Aggregate price of securities
             redeemed or repurchased during the
             fiscal year:                        $1,781,460,700
                                                    -----------
      (iii)  Aggregate price of securities
             redeemed or repurchased during any
             prior fiscal year ending no earlier
             than October 11, 1995 that were not
             previously used to reduce
             registration fees payable to the
             Commission:                         $
                                                    -----------
      (iv)   Total available redemption credits [add
             Items 5(ii)and 5(iii)]:                          -  $1,781,460,700
                                                                 --------------

      (v)    Net sales - if Item 5(i) is greater than
             Item 5(iv) [Subtract Item 5(iv) from Item 5(i)]:
                                                                 $2,096,286,009
                                                                 --------------
      (vi)   Redemption credits available for use in future
             years - if Item 5(i) is less than Item 5(iv)
             [subtract Item 5(iv) from Item 5(i)]:            -  $
                                                                 --------------
      (vii)  Multiplier for determining registration fee
             (See Instruction C.9):                           X      0.00005580
                                                                 --------------
      (viii) Registration fee due [(multiply Item 5(v) by
             Item 5(vii)] (enter"0" if no fee is due):        =  $   116,972.76
                                                                 --------------

6.    Prepaid Shares
      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
                                                                 --------------
      If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
                                                                 --------------

7.    Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                              +  $
                                                                 --------------

8.    Total of the amount of the registration fee due plus any interest due
      [line 5(viii) plus line 7]:
                                                              =  $   116,972.76
                                                                 ==============

9.    Date the registration fee and any interest payment was sent to the
      Commission's lockbox depository:                           April 2, 2009
             Method of Delivery:
                                  [X] Wire Transfer
                                  [ ] Mail or other means

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Michael J. Cuggino
                          -----------------------------------------------------

                          Michael J. Cuggino, President
                          -----------------------------------------------------
Date April 2, 2009
     --------------
* Please print the name and title of the signing officer below the signature.